Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Inventories
Finished goods, net		$ 2,073	$ 5,200
Products in process, net		28,740	14,334
Spare parts and supplies, net		44,855	60,060
Inventory gross		75,668	79,594
Finished goods:
Current portion		75,668	79,594
Sociedad Minera Cerro Verde S.A.A.
Inventories
Materials and supplies		503,925	458,203
Products in process, net		159,828	159,354
Provision for impairment of inventory	$ (1,527)
Finished goods:
Copper cathode		7,636	4,043
Copper concentrate		4,137	13,085
Molybdenum concentrate		1,610	4,183
Current portion		677,136	638,868
Inventories		235,321	264,004
Total inventories		$ 912,457	$ 902,872